Quarterly Holdings Report
for
Fidelity® SAI International SMA Completion Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ISM-NPRT3-0925
1.9893101.106
Common Stocks - 94.5%
	Shares	Value ($)
AUSTRALIA - 2.8%
Consumer Discretionary - 2.8%
Hotels, Restaurants & Leisure - 2.8%
Aristocrat Leisure Ltd	743,290	33,282,229
BELGIUM - 2.2%
Health Care - 2.2%
Pharmaceuticals - 2.2%
UCB SA	122,700	26,667,807
CANADA - 5.8%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Alimentation Couche-Tard Inc	153,026	7,951,697
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
MEG Energy Corp	466,000	9,184,801
Information Technology - 4.4%
Software - 4.4%
Constellation Software Inc/Canada	15,059	51,953,115
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	10,836	1
		51,953,116
TOTAL CANADA		69,089,614
CHILE - 1.6%
Materials - 1.6%
Metals & Mining - 1.6%
Antofagasta PLC	789,500	19,570,600
FRANCE - 7.3%
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 1.5%
Accor SA	351,900	17,934,933
Financials - 0.9%
Capital Markets - 0.9%
Amundi SA (c)(d)	140,500	10,430,026
Industrials - 4.9%
Aerospace & Defense - 4.9%
Thales SA	218,700	58,828,981
TOTAL FRANCE		87,193,940
GERMANY - 13.9%
Financials - 5.0%
Banks - 1.9%
Commerzbank AG	617,300	22,570,987
Insurance - 3.1%
Hannover Rueck SE	122,682	37,297,252
TOTAL FINANCIALS		59,868,239

Health Care - 4.6%
Health Care Providers & Services - 4.6%
Fresenius SE & Co KGaA	1,142,300	54,724,824
Materials - 4.3%
Construction Materials - 4.3%
Heidelberg Materials AG	223,400	51,537,209
TOTAL GERMANY		166,130,272
INDIA - 0.9%
Financials - 0.9%
Banks - 0.9%
HDFC Bank Ltd/Gandhinagar	480,778	11,042,529
INDONESIA - 1.2%
Financials - 1.2%
Banks - 1.2%
Bank Central Asia Tbk PT	27,812,287	13,939,396
IRELAND - 1.9%
Industrials - 1.9%
Building Products - 1.9%
Kingspan Group PLC	270,807	22,452,116
ITALY - 2.3%
Financials - 0.8%
Banks - 0.8%
FinecoBank Banca Fineco SpA	438,676	9,371,551
Health Care - 0.7%
Pharmaceuticals - 0.7%
Recordati Industria Chimica e Farmaceutica SpA	150,200	8,638,975
Industrials - 0.8%
Machinery - 0.8%
Interpump Group SpA	238,800	9,799,768
TOTAL ITALY		27,810,294
JAPAN - 28.4%
Communication Services - 1.3%
Entertainment - 1.3%
Capcom Co Ltd	594,300	15,128,342
Consumer Discretionary - 2.5%
Specialty Retail - 2.5%
Fast Retailing Co Ltd	98,000	29,892,913
Consumer Staples - 0.5%
Food Products - 0.5%
Ajinomoto Co Inc	204,200	5,402,405
Industrials - 18.7%
Machinery - 11.8%
Ebara Corp	699,100	12,766,147
IHI Corp	77,700	8,652,422
Japan Steel Works Ltd/The	247,399	15,258,974
Kawasaki Heavy Industries Ltd	279,000	20,376,223
Mitsubishi Heavy Industries Ltd	3,470,100	82,853,486
		139,907,252
Professional Services - 2.0%
BayCurrent Inc	418,800	24,047,515
Trading Companies & Distributors - 4.9%
ITOCHU Corp	921,866	48,354,285
MonotaRO Co Ltd	573,200	10,206,927
		58,561,212
TOTAL INDUSTRIALS		222,515,979

Information Technology - 3.7%
IT Services - 0.7%
SCSK Corp	258,700	8,049,428
Semiconductors & Semiconductor Equipment - 3.0%
Renesas Electronics Corp	2,936,400	35,715,619
TOTAL INFORMATION TECHNOLOGY		43,765,047

Materials - 1.7%
Chemicals - 1.7%
Nippon Paint Holdings Co Ltd	1,584,100	13,429,276
Nissan Chemical Corp	222,700	7,259,745
		20,689,021
TOTAL JAPAN		337,393,707
KOREA (SOUTH) - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
SK Hynix Inc	130,470	25,133,303
LUXEMBOURG - 1.3%
Financials - 1.3%
Capital Markets - 1.3%
CVC Capital Partners PLC (c)(d)	792,300	15,289,561
NETHERLANDS - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
BE Semiconductor Industries NV	110,579	15,029,557
SPAIN - 5.8%
Financials - 5.8%
Banks - 5.8%
CaixaBank SA	7,392,205	69,548,167
SWEDEN - 7.4%
Financials - 4.4%
Financial Services - 4.4%
Investor AB B Shares	1,796,304	52,205,071
Industrials - 3.0%
Machinery - 3.0%
Indutrade AB	1,506,106	36,678,568
TOTAL SWEDEN		88,883,639
SWITZERLAND - 1.2%
Financials - 1.2%
Capital Markets - 1.2%
Partners Group Holding AG	10,890	14,768,033
UNITED KINGDOM - 6.4%
Consumer Discretionary - 1.1%
Leisure Products - 1.1%
Games Workshop Group PLC	64,800	13,940,676
Health Care - 2.5%
Health Care Equipment & Supplies - 2.5%
ConvaTec Group PLC (c)(d)	9,491,600	29,256,880
Industrials - 2.8%
Professional Services - 1.1%
Intertek Group PLC	206,200	13,452,511
Trading Companies & Distributors - 1.7%
Diploma PLC	119,200	8,469,276
RS GROUP PLC	1,520,200	11,222,775
		19,692,051
TOTAL INDUSTRIALS		33,144,562

TOTAL UNITED KINGDOM		76,342,118
UNITED STATES - 0.7%
Industrials - 0.7%
Electrical Equipment - 0.7%
Schneider Electric SE	33,800	8,747,218
TOTAL COMMON STOCKS (Cost $877,531,604)		1,128,314,100

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $62,590,880)	4.33	62,578,365	62,590,880

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $940,122,484)	1,190,904,980
NET OTHER ASSETS (LIABILITIES) - 0.3%	3,099,184
NET ASSETS - 100.0%	1,194,004,164

Legend

(a)	Level 3 security
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,976,467 or 4.6% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $54,976,467 or 4.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,225,309	351,255,309	322,889,738	1,381,099	-	-	62,590,880	62,578,365	0.1%
Fidelity Securities Lending Cash Central Fund	16,668,160	17,744,878	34,413,038	8,977	-	-	-	-	0.0%
Total	50,893,469	369,000,187	357,302,776	1,390,076	-	-	62,590,880

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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